Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

8. Income Taxes

        Significant components of the Company's tax provision for the years ended December 31, 2010, 2011, and 2012 are as follows:

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Current:
Federal	$34,854	$40,007	$74,076
State and local	7,076	5,672	11,589

Total current	41,930	45,679	85,665
Deferred	9,450	35,305	7,909

Total income tax provision	$51,380	$80,984	$93,574

        The differences between the expected income tax provision and income taxes computed at the federal statutory rate of 35% were as follows:

	For the Year Ended December 31,
	2010	2011	2012
Expected federal tax rate	35.0%	35.0%	35.0%
State and local taxes, net of federal benefit	3.7	3.9	4.0
Other permanent differences	0.8	0.9	0.6
Valuation allowance	(4.0)	(0.4)	(0.6)
Uncertain tax positions	(0.7)	(3.1)	(0.5)
IRS audit settlements	—	—	(0.5)
Non-controlling interest	(1.1)	(0.9)	(0.9)
Sale of entities	—	2.7	—
Other	0.1	—	(0.4)

Total	33.8%	38.1%	36.7%

        A summary of deferred tax assets and liabilities is as follows:

	December 31, 2011			December 31, 2012
	Total	Current	Non- Current	Total	Current	Non- Current
	(In thousands)
Deferred tax assets
Allowance for doubtful accounts	$2,183	$2,183	$—	$1,496	$1,496	$—
Compensation and benefit related accruals	42,302	35,831	6,471	45,784	38,254	7,530
Malpractice insurance	14,409	3,762	10,647	17,005	5,003	12,002
Restructuring reserve	1,988	1,988	—	679	679	—
Net operating loss carryforwards	26,941	853	26,088	24,543	777	23,766
Other	2,475	2,117	358	1,025	996	29
Stock options	1,927	—	1,927	4,089	—	4,089
Excess capital loss	270	—	270	—	—	—
Uncertain tax positions	3,096	—	3,096	2,661	—	2,661

Total deferred tax assets	95,591	46,734	48,857	97,282	47,205	50,077
Deferred tax liabilities
Deferred income	(31,660)	(24,698)	(6,962)	(33,188)	(26,253)	(6,935)
Other	(2,048)	(356)	(1,692)	(1,311)	(118)	(1,193)
Depreciation and amortization	(109,873)	—	(109,873)	(121,075)	—	(121,075)

Total deferred tax liabilities	(143,581)	(25,054)	(118,527)	(155,574)	(26,371)	(129,203)
Net deferred taxes before valuation allowance	(47,990)	21,680	(69,670)	(58,292)	20,834	(79,126)
Valuation allowance	(15,733)	(3,375)	(12,358)	(13,341)	(2,957)	(10,384)

Net deferred taxes	$(63,723)	$18,305	$(82,028)	$(71,633)	$17,877	$(89,510)

        The valuation allowance as of December 31, 2012 is primarily attributable to the uncertainty regarding the realization of state net operating losses and other net deferred tax assets of loss entities. The net deferred tax liabilities at December 31, 2011 and 2012 of approximately $63.7 million and $71.6 million, respectively, consist of items which have been recognized for tax reporting purposes, but which will increase tax on returns to be filed in the future, and include the use of net operating loss carryforwards. The Company has performed the required assessment of positive and negative evidence regarding the realization of the deferred tax assets. This assessment included a review of legal entities with three years of cumulative losses, estimates of projected future taxable income and the impact of tax-planning strategies that management plans to implement. Although realization is not assured, based on the Company's assessment, it has concluded that it is more likely than not that such assets, net of the determined valuation allowance, will be realized.

        The total state net operating losses are approximately $545.1 million. State net operating loss carry forwards expire and are subject to gross valuation allowances as follows (in thousands):

	State Net Operating Losses	Gross Valuation Allowance
2013	$40,220	$40,054
2014	7,780	6,247
2015	9,513	8,334
2016	8,525	8,302
Thereafter through 2032	479,046	339,030

Reserves for Uncertain Tax Positions:

        The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of multiple state jurisdictions. Significant judgment is required in evaluating the Company's tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when it is believed that certain positions might be challenged despite the Company's belief that its tax return positions are fully supportable. The Company adjusts these reserves in light of changing facts and circumstances, such as the outcome of a tax audit. The provision for income taxes includes the impact of reserve provisions and changes to reserves that are considered appropriate.

        The reconciliation of the Company's unrecognized tax benefits is as follows (in thousands):

Gross tax contingencies—January 1, 2010	$22,735
Acquired contingencies—Regency Management Company	915
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,972)
Additions for existing tax positions taken	1,632

Gross tax contingencies—December 31, 2010	22,310
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,706)
Reductions for tax positions taken in prior periods due to change in estimate	(7,012)
Additions for existing tax positions taken	3,064

Gross tax contingencies—December 31, 2011	15,656
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,516)
Additions for existing tax positions taken	750

Gross tax contingencies—December 31, 2012	$13,890

        In 2011, the Company recognized $7.0 million of income tax benefits based on new information discovered by the Company which substantiates previously unrecognized tax benefits from an acquisition which occurred in 1999.

        As of December 31, 2011 and 2012, the Company had $15.6 million and $13.9 million of unrecognized tax benefits, respectively, all of which, if fully recognized, would affect the Company's effective income tax rate.

        As of December 31, 2012, changes to the Company's gross unrecognized tax benefits that are reasonably possible in the next 12 months are not material. The Company's policy is to include interest related to income taxes in income tax expense. As of December 31, 2011 and December 31, 2012, the Company had accrued interest related to income taxes of $1.3 million and $1.5 million, net of federal income taxes, respectively. Interest recognized for the years ended December 31, 2010, 2011 and 2012 was $0.4 million, $0.4 million, and $0.5 million, net of federal income tax benefits, respectively.

        The Company has substantially concluded all U.S. federal income tax matters for years through 2008. The statute for the 2006 U.S. federal income tax return is closed with the exception of a capital loss carryback made to this tax year. Substantially all material state, local and foreign income tax matters have been concluded for years through 2007.